Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of key management personnel
	2023	2022
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	88,179	88,583
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	91,899	91,340
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	54,518	56,880
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	77,686	77,048
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants.	74,786	73,418
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	54,036	50,838
Short-term employee benefits paid or accrued to the Chief Innovation Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	-	43,750
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	23,826	178,387
Total	464,931	660,242